Label	Element	Value
Angel Oak High Yield Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001612930_SupplementTextBlock
Angel Oak High Yield Opportunities Fund

Class A | Class T | Class C | Institutional Class

Supplement to the
 Summary Prospectus

and

Prospectus

each dated May 31, 2017,

as previously supplemented

a series of Angel Oak Funds Trust

March 29, 2018

Risk/Return [Heading]	rr_RiskReturnHeading	Angel Oak High Yield Opportunities Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Effective April 1, 2018, the Angel Oak High Yield Opportunities Fund’s primary comparison benchmark index will be the Bloomberg Barclays U.S. Corporate High Yield Bond Index.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective April 1, 2018, the Angel Oak High Yield Opportunities Fund’s primary comparison benchmark index will be the Bloomberg Barclays U.S. Corporate High Yield Bond Index.